NOTES PAYABLE	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
NOTES PAYABLE

NOTE 8 – NOTES PAYABLE

Notes payable consists of the following at June 30, 2022 and December 31, 2021:

	June 30, 2022	December 31, 2021

Note payable (a)	$30,193	$33,312
Note payable (b)	39,389	-
Note payable (c)	250,000	-
Less debt discount (c)	(99,031)	-
Total notes payable, net	220,551	33,312
Notes payable, current portion	(198,332)	(7,974)
Notes payable, net of current portion	$22,219	$25,338

(a)	On August 21, 2021, the Company financed the purchase of a vehicle for $34,763, after making a down payment of $20,000. The loan term is for 60 months, annual interest rate of 5.44%, with monthly principal and interest payments of $665, and secured by the purchased vehicle. At December 31, 2021, the loan balance was $33,312. During the six months ended June 30, 2022, the Company made principal payments of $3,119, leaving a loan balance of $30,193 at June 30, 2022, of which $7,974 was recorded as the current portion of loan payable on the accompanying Condensed Consolidated Balance Sheet.

(b)	In April 2021, the Company entered into a Line of Credit Agreement with Wells Fargo Bank. The Line of Credit is personally guaranteed by Robert Clark, the Company’s President, Chief Executive Officer, Secretary, and Chairman of the Board. The agreement established a revolving line of credit in the amount of up to $42,000. Advances under this line of credit bear interest at the rate of 11.50 percent per annum. The line of credit matures in 2023, at which time all outstanding principal amounts and accrued interest are due and payable. At June 30, 2022 the outstanding principal was $39,389, which was recorded as the current portion of loan payable on the accompanying Condensed Consolidated Balance Sheet.

(c)	On March 25, 2022, the Company entered into a secured debenture with an otherwise unaffiliated individual in the principal amount of $250,000. The secured note payable matures on March 24, 2023, and bears interest at the rate of 0.97 percent per annum. The secured debenture is secured by nine (9) identified motor vehicles of the Company. In connection with the issuance of the debenture, the Company issued to the lender 25 million shares of the Company’s common stock at a price of $0.004 per share. The Company determined the fair value of the 25 million shares was $135,000, which was recorded as a debt discount against the secured debenture. As of June 30, 2022, the outstanding balance of the secured debentures amounted to $250,000 and the unamortized debt discount was $99,031, which was recorded as the current portion of loan payable on the accompanying Condensed Consolidated Balance Sheets.

At December 31, 2021, there was no accrued interest on the notes payable. During the six months ended June 30, 2022, the Company added $651 of additional accrued interest, leaving an accrued interest balance on the notes payable of $651 at June 30, 2022. Accrued interest in included in accounts payable and accrued expenses in the accompanying Condensed Consolidated Balance Sheets.

NOTE 9 – LOAN PAYABLE

On August 21, 2021, the Company financed the purchase of a vehicle for $34,763, after making a down payment of $20,000. The loan term is for sixty months, annual interest rate of 5.44%, with monthly principal and interest payments of $1,994, and secured by the purchased vehicle. During the twelve months ended December 31, 2021, the Company made principal payments of $1,450, leaving a loan balance of $33,312 at December 31, 2021, of which $7,974 was recorded as the current portion of loan payable on the accompanying consolidated balance sheet.